Short Term Debt	9 Months Ended
Sep. 30, 2018
Community Specialty Pharmacy, LLC [Member]
Short Term Debt

Note 3 – Short Term Debt

In 2016, the Regions Bank Loan, which had monthly payments of $859 and carried an interest rate of 5.50% was paid. The Loan carried an original balance of $45,000 in 2012. Principal and interest payments for the year were $11,616 and $342, respectively. The balance at December 31, 2016 was $0.

The Chase Bank Line of Credit was established on December 20, 2013 and is renewable annually. The credit limit is $70,000 and carried a variable monthly rate of interest ranging from 6.25 and 7.25%. In 2016, borrowings and payments from the line of credit were $49,320 and $69,821, respectively. The outstanding balance at December 31, 2016 was $17,895. In 2017, borrowings and payments from the line of credit were $49,066 and $22,743, respectively. The outstanding balance at December 31, 2017 was $44,218. In 2018, borrowings from the line of credit were $0 and $20,653 respectively. The outstanding balance at September 30, 2018 was $23,565. Interest paid for the years ended December 31, 2016 and 2017 and for the nine months ended September 30, 2018 was $2,389, $3,308 and $2,815 respectively.

The PNC Bank Line of Credit was established on March 3, 2015 and is renewable annually. The credit limit is $100,000 and carried a variable monthly rate of interest ranging from 5.35 and 7.1%. In 2016, borrowings and payments from the line were $2,687 and $13,493, respectively. The balance at December 31, 2016 was $81,617. In 2017, borrowings and payments were $28,245 and $71,558, respectively. The balance at December 31, 2017 was $38,304. In 2018, borrowings and payments were $40,000 and $15,983. The balance at September 30, 2018 was $62,321. Interest paid for the years ended December 31, 2016 and 2017 and for the nine months ended September 30, 2018 was $4,918, $5,481 and $2,407, respectively.